UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 96.0%
Automobiles & Components - 2.0%
Cooper-Standard Holding	24,003	[a]	3,322,736
Dorman Products	26,084	[a,b]	2,112,282
FoxFactoryHolding	82,667	[a]	5,460,155
LCI Industries	53,351	[b]	4,958,975
Stoneridge	18,987	[a]	568,281
Visteon	14,060	[a]	1,552,083
			17,974,512
Banks - 2.9%
BancFirst	13,366		852,751
Bank Of Nt Butterfield & Son	39,111		2,066,625
BankOZK	137,604		5,567,458
BofIHolding	175,781	[a]	6,546,085
Central Pacific Financial	29,443		834,120
Columbia Banking System	20,471	[b]	864,900
Federal Agricultural Mortgage Corp	14,816	[b]	1,141,869
PacificPremierBancorp	56,393	[a]	2,230,343
Seacoast Banking Corporation of Florida	44,789	[a,b]	1,416,228
TexasCapitalBancshares	29,442	[a]	2,617,394
Western Alliance Bancorp	34,104	[a]	1,966,096
			26,103,869
Capital Goods - 8.8%
AAON	55,635	[b]	2,247,654
Aerovironment	19,904	[a,b]	1,750,756
Alarm.com Holdings	82,771	[a,b]	4,659,179
AlbanyInternational,Cl.A	38,114	[a]	2,940,495
Allison Transmission Holdings	29,642		1,472,022
AppliedIndustrialTechnologies	13,539		1,043,180
Astec Industries	24,037	[b]	1,169,400
BarnesGroup	37,437	[a]	2,547,962
Beacon Roofing Supply	45,431	[a,b]	1,684,581
Chart Industries	42,647	[a,b]	3,221,981
Cubic	19,013	[b]	1,439,284
Donaldson	58,321	[b]	2,951,043
Encore Wire	29,483		1,481,521
EnPro Industries	15,980		1,199,619
Esterline Technologies	10,878	[a]	934,964
GATX	16,078	[b]	1,357,787
GeneracHoldings	27,693	[a]	1,536,685
Harsco	153,881	[a]	4,347,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Capital Goods - 8.8% (continued)
ITT	22,795		1,347,412
Ituran Location And Control	20,059	[a]	684,012
Kratos Defense & Security Solutions	110,779	[a,b]	1,480,007
MasoniteInternational	71,753	[a]	4,803,863
MasTec	13,626	[a]	596,819
Mercury Systems	34,645	[a,b]	1,888,499
Middleby	11,854	[a,b]	1,440,735
MSC Industrial Direct, Cl. A	22,351		1,910,563
PGT	55,573	[a]	1,350,424
ProtoLabs	20,625	[a,b]	3,206,156
RBC Bearings	25,889	[a,b]	3,878,431
Rush Enterprises, Cl. A	19,423		834,412
SimpsonManufacturing	19,931		1,530,103
SiteOne Landscape Supply	51,244	[a,b]	4,630,920
Trex	102,779	[a]	8,705,382
Vicor	23,569	[a,b]	1,471,884
			77,744,873
Commercial & Professional Services - 3.2%
AMNHealthcareServices	17,409	[a]	1,014,945
ASGN	15,311	[a]	1,417,645
CBIZ	76,909	[a]	1,838,125
Evo Payments	34,372	[a]	808,429
Exponent	71,754		3,756,322
Franklin Covey	28,147	[a]	720,563
FTIConsulting	17,428	[a]	1,328,362
HealthcareServicesGroup	61,788	[b]	2,546,283
ICFInternational	17,787		1,452,309
Insperity	10,160		1,217,676
Korn/Ferry International	24,744		1,661,065
SPPlus	30,531	[a]	1,187,656
TetraTech	107,421		7,497,986
TheBrink'sCompany	16,585		1,245,534
WilldanGroup	15,580	[a,b]	488,745
			28,181,645
Consumer Durables & Apparel - 2.2%
CallawayGolf	261,732	[b]	5,970,107
Cavco Industries	6,354	[a]	1,559,272
DeckersOutdoor	8,411	[a]	1,024,796
iRobot	13,754	[a,b]	1,561,079
Malibu Boats, Cl. A	24,620	[a]	1,186,930
Nautilus	76,022	[a,b]	1,113,722
OxfordIndustries	27,300	[b]	2,541,357
Roku	24,842	[b]	1,477,851
Steven Madden	32,953		1,916,217

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Consumer Durables & Apparel - 2.2% (continued)
TurtleBeach	39,561	[a,b]	906,343
			19,257,674
Consumer Services - 6.0%
Acushnet Holdings	60,578		1,638,635
BJ's Restaurants	29,422		2,227,245
Bright Horizons Family Solutions	48,817	[a]	5,830,215
Century Casinos	87,221	[a]	697,768
CheesecakeFactory	60,618	[b]	3,223,059
Chegg	46,048	[a,b]	1,491,034
Chuy'sHoldings	17,895	[a,b]	518,060
Dave & Buster's Entertainment	128,554	[a]	7,477,986
Fiesta Restaurant Group	35,659	[a,b]	1,025,196
GrandCanyonEducation	31,373	[a]	3,737,780
Planet Fitness, Cl. A	40,743	[a]	2,092,968
Red Rock Resorts	37,083		1,210,389
SeaWorldEntertainment	54,343	[a]	1,593,337
Six Flags Entertainment	16,546		1,117,682
Strategic Education	44,873		6,227,026
TexasRoadhouse	46,059	[b]	3,175,768
VailResorts	14,802		4,411,736
Weight Watchers International	15,378	[a]	1,151,812
Wendy's	89,324	[b]	1,576,569
Wingstop	39,782		2,663,405
			53,087,670
Diversified Financials - 1.8%
Associated Capital Group, Cl. A	8,004	[b]	299,350
CuroGroupHoldings	51,659		1,594,197
Enova International	28,269	[a]	938,531
FirstCash	12,184		990,559
GreenDot,Cl.A	31,648	[a]	2,711,284
Hercules Technology Growth Capital	108,624		1,468,596
MarketAxess Holdings	16,725	[b]	3,174,739
Moelis & Co., Cl. A	49,464		2,871,385
PJTPartners	17,528	[b]	1,015,222
WisdomTree Investments	134,202	[b]	1,103,140
			16,167,003
Energy - .7%
ForumEnergyTechnologies	107,196	[a,b]	1,280,992
GreenPlains	44,709	[b]	793,585
Matador Resources	85,326	[a,b]	2,793,573
Oceaneering International	57,624	[a,b]	1,629,030
			6,497,180
Food & Staples Retailing - .0%
Natural Grocers by Vitamin Cottage	20,846	[a,b]	404,621

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Food, Beverage & Tobacco - 2.3%
FarmerBrothers	38,265	[a,b]	1,109,685
Freshpet	114,039	[a]	4,236,549
HainCelestialGroup	89,504	[a]	2,556,234
Hostess Brands	107,557	[a,b]	1,264,870
J&J Snack Foods	19,715		2,868,532
Nomad Foods	107,413	[a]	2,239,561
PrimoWater	43,281	[a]	865,620
SimplyGoodFoods	233,903	[a]	4,210,254
SunOpta	179,115	[a]	1,370,230
			20,721,535
Health Care Equipment & Services - 14.0%
ABIOMED	2,619	[a]	1,064,833
Amedisys	8,081	[a]	1,010,206
AtriCure	47,562	[a,b]	1,643,267
Avanos Medical	21,762	[a]	1,569,040
AxoGen	42,940	[a,b]	1,882,919
BioTelemetry	29,836	[a,b]	1,843,865
Cantel Medical	39,083		3,791,051
CONMED	18,222		1,465,595
CryoLife	37,934	[a,b]	1,316,310
EncompassHealthSouth	17,714		1,445,285
EnsignGroup	28,364	[b]	1,108,181
Evolent Health, Cl. A	58,662	[a]	1,495,881
Glaukos	35,531	[a,b]	2,429,254
Globus Medical, Cl. A	51,974	[a]	2,768,655
Haemonetics	15,584	[a]	1,739,798
HealthEquity	95,824	[a,b]	9,027,579
HMSHoldings	51,082	[a]	1,637,178
ICU Medical	7,848	[a]	2,401,488
Inogen	8,927	[a]	2,364,851
Inspire Medical Systems	32,269		1,774,472
Insulet	12,165	[a,b]	1,268,445
IntegerHoldings	20,639	[a]	1,649,056
iRhythm Technologies	16,343	[a,b]	1,521,370
LeMaitreVascular	46,298	[b]	1,736,638
LHCGroup	32,087	[a]	3,174,367
Masimo	58,227	[a]	6,864,381
MedidataSolutions	97,385	[a,b]	8,275,778
Merit Medical Systems	25,276	[a]	1,487,493
Neogen	46,443	[a]	4,339,634
Novocure	130,151	[a,b]	5,863,303
Omnicell	72,161	[a,b]	4,961,069
Penumbra	6,913	[a]	959,870
PetIQ	27,998	[a]	1,096,402

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Health Care Equipment & Services - 14.0% (continued)
Premier,Cl.A	166,467	[a,b]	7,362,835
Quidel	21,828	[a]	1,678,137
SelectMedicalHoldings	42,753	[a]	846,509
Sientra	112,310	[a]	2,821,227
STAARSurgicalCo	30,805	[a]	1,469,399
TabulaRasaHealthCare	42,496	[a,b]	3,725,624
Tactile Systems Technology	89,797	[a]	6,076,563
Tandem Diabetes Care Inc	39,638	[a]	1,811,060
Teladoc	53,034	[a,b]	4,112,787
Teleflex	16,457		4,071,956
ViewRay	164,425	[a]	1,657,404
Vocera Communications	66,197	[a]	2,195,093
			124,806,108
Household & Personal Products - .6%
InterParfums	25,699		1,678,145
Medifast	10,495		2,400,732
USANAHealthSciences	8,611	[a]	1,136,221
			5,215,098
Insurance - 1.0%
AMERISAFE	15,476		987,369
eHealth	44,336	[a]	1,294,168
Health Insurance Innovations, Cl. A	28,563	[a]	1,510,983
Kemper	42,081		3,423,289
KinsaleCaptialGroup	29,551	[b]	1,795,814
			9,011,623
Materials - 2.1%
Balchem	27,926	[a]	3,096,714
Carpenter Technology	26,487		1,580,479
Ferro	76,269	[a]	1,674,105
Ingevity	35,472	[a]	3,583,026
Kaiser Aluminum	12,609		1,381,820
KMGChemicals	16,197		1,254,944
KoppersHoldings	16,215	[a]	574,822
Materion	13,138		838,204
Neeah Paper	12,586	[b]	1,148,473
OrionEngineeredCarbons	35,347		1,272,492
Sensient Technologies	30,439	[b]	2,161,778
			18,566,857
Media - 1.6%
Criteo, ADR	143,214	[a,b]	3,553,139
Marcus	33,386		1,355,472
New York Times, Cl. A	102,581		2,390,137
Scholastic	28,025		1,178,171
Wix.Com	41,017	[a]	4,556,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Media - 1.6% (continued)
World Wrestling Entertainment, Cl. A	12,462	[b]	1,089,303
			14,123,211
Pharmaceuticals Biotechnology & Life Sciences - 12.5%
Aclaris Therapeutics	53,117	[a,b]	845,622
AeriePharmaceuticals	36,334	[a]	2,229,091
Amicus Therapeutics	38,378	[a,b]	517,335
AnaptyBio	8,658	[a]	767,445
Arbutus Biopharma	111,731	[a]	1,016,752
argenx, ADR	10,831	[a]	1,016,273
ArrayBioPharma	49,093	[a,b]	764,378
Biohaven Pharmaceutical Holding	23,251	[a,b]	880,283
BioSpecifics Technologies	23,599	[a]	1,265,850
Bio-Techne	29,051		5,582,731
BlueprintMedicines	13,866	[a]	1,063,106
Cambrex	26,813	[a]	1,807,196
Clovis Oncology	20,302	[a,b]	725,797
CollegiumPharmaceutical	63,787	[a,b]	1,090,758
Crispr Therapeutics	17,234	[a]	976,651
Deciphera Pharmaceuticals	26,384		975,944
Eagle Pharmaceuticals	18,607	[a,b]	1,286,302
Emergent BioSolutions	116,982	[a]	7,252,884
Esperion Therapeutics	15,958	[a,b]	789,761
Exact Sciences	34,790	[a,b]	2,605,423
GenomicHealth	29,401	[a]	1,798,459
Global Blood Therapeutics	22,729	[a,b]	1,112,585
GWPharmaceuticals,ADR	7,531	[a]	1,105,400
HalozymeTherapeutics	68,244	[a]	1,256,372
Heron Therapeutics	29,772	[a,b]	1,147,711
HorizonPharma	76,680	[a]	1,621,015
Immunomedics	97,872	[a]	2,619,055
Insmed	39,020	[a,b]	777,669
KeryxBiopharmaceuticals	302,751	[a,b]	1,032,381
LigandPharmaceuticals,Cl.B	52,779	[a,b]	13,706,178
LoxoOncology	13,268	[a,b]	2,242,027
Madrigal Pharmaceuticals	5,208	[a]	1,245,806
Medpace Holdings	22,251	[a]	1,330,387
Mirati Therapeutics	25,430	[a,b]	1,438,067
Myriad Genetics	31,502	[a]	1,568,485
Natera	55,677	[a]	1,538,912
Nektar Therapeutics	64,244	[a]	4,271,584
NeoGenomics	226,493	[a]	3,136,928
Optinose	137,768		2,048,610
PaciraPharmaceuticals	47,610	[a]	2,244,811
PhibroAnimalHealth,Cl.A	28,888		1,363,514

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.5%
(continued)
PRAHealthSciences	14,497	[a]	1,530,883
Progenics Pharmaceuticals	207,861	[a,b]	1,627,552
PumaBiotechnology	55,134	[a]	2,423,139
Reata Pharmaceuticals	22,346	[a]	1,929,801
REGENXBIO	13,261	[a]	934,237
Repligen	67,893	[a,b]	3,725,968
SageTherapeutics	13,507	[a,b]	2,218,660
Sarepta Therapeutics	19,990	[a,b]	2,759,420
SupernusPharmaceuticals	134,214	[a,b]	5,945,680
Verastem	151,473	[a,b]	1,508,671
VikingTherapeutics	252,206	[a]	3,296,332
Zogenix	20,949	[a]	1,011,837
			110,977,718
Real Estate - .7%
Marcus & Millichap	58,420	[a]	2,127,072
Retail Opportunity Investments	71,939	[b,c]	1,420,076
Terreno Realty	69,481	[c]	2,668,765
			6,215,913
Retailing - 4.5%
American Eagle Outfitters	130,345		3,383,756
At Home	107,918	[a]	3,713,459
Boot Barn Holdings	39,386	[a,b]	1,178,823
Carvana	20,515	[a,b]	1,328,141
Express	127,659	[a,b]	1,432,334
FiveBelow	11,180	[a]	1,302,135
NutriSystem	36,388	[b]	1,346,356
Ollie's Bargain Outlet Holdings	65,454	[a,b]	5,701,043
Pool	44,476		7,305,628
RH	8,042	[a,b]	1,278,678
Shutterfly	83,891	[a,b]	6,516,653
StitchFix	71,365	[b]	2,895,991
Urban Outfitters	24,090	[a]	1,119,703
Zumiez	40,770	[a,b]	1,269,986
			39,772,686
Semiconductors & Semiconductor Equipment - 4.3%
BrooksAutomation	38,514	[b]	1,517,837
CEVA	142,583	[a]	4,363,040
Cypress Semiconductor	276,904		4,765,518
Diodes	37,481	[a]	1,421,280
Entegris	56,448		1,913,587
Inphi	39,343	[a,b]	1,458,445
Integrated Device Technology	153,146	[a]	6,507,173
Monolithic Power Systems	36,721	[b]	5,503,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Semiconductors & Semiconductor Equipment - 4.3%
(continued)
ON Semiconductor	92,270	[a]	1,969,042
Semtech	143,747	[a]	8,588,883
			38,008,181
Software & Services - 18.1%
ACI Worldwide	74,272	[a]	2,110,068
Acxiom	34,317	[a]	1,567,944
Altair Engineering, Cl. A	17,025	[a]	711,134
Alteryx, Cl. A	21,667	[a]	1,257,769
AppFolio,Cl.A	43,206	[a]	3,689,792
AspenTechnology	20,188	[a]	2,328,887
Attunity	35,763	[a]	746,374
Blackbaud	37,848	[b]	3,957,765
BlackLine	44,611	[a,b]	2,353,676
Bottomline Technologies	86,351	[a]	5,696,576
Box,Cl.A	29,336	[a]	720,492
CACIInternational,Cl.A	7,547	[a]	1,471,665
Carbonite	85,343	[a]	3,546,002
Cornerstone OnDemand	52,192	[a]	2,951,979
DescartesSystemsGroup	119,513	[a]	4,182,955
Ebix	12,664	[b]	1,008,688
EllieMae	21,253	[a,b]	2,239,429
Envestnet	49,374	[a,b]	3,120,437
EPAMSystems	18,142	[a]	2,593,036
Etsy	99,653	[a]	4,852,105
Everbridge	70,400	[a,b]	4,238,784
ExlService Holdings	38,672	[a]	2,478,102
FairIsaac	24,314	[a]	5,616,047
Five9	121,329	[a]	5,829,858
ForeScoutTechnologies	27,654		997,480
Gartner	13,132	[a,b]	1,966,648
GluMobile	185,795	[a]	1,430,622
Hortonworks	50,380	[a]	1,124,482
HubSpot	14,053	[a]	2,019,417
j2Global	53,635		4,428,642
Limelight Networks Inc	217,555	[a]	1,103,004
LivePerson	105,479	[a]	2,837,386
ManTech International, Cl. A	43,266		2,869,401
MAXIMUS	48,818		3,246,397
Mimecast	31,001	[a]	1,289,332
MiX Telematics, ADR	94,632		1,584,140
MongoDB	31,323	[b]	2,254,003
Nextgen Healthcare	73,072	[a]	1,672,618
Nutanix,Cl.A	17,617	[a]	992,189

Description	Shares		Value($)
Common Stocks - 96.0% (continued)
Software & Services - 18.1% (continued)
PaycomSoftware	34,277	[a,b]	5,317,048
PaylocityHolding	19,477	[a]	1,547,253
PointsInternational	53,023	[a]	812,843
Q2Holdings	40,636	[a,b]	2,531,623
QAD,Cl.A	20,533		1,245,326
Qualys	9,226	[a]	840,027
Quotient Technology	96,920	[a,b]	1,448,954
Radware	25,897	[a]	717,347
Rapid7	66,046	[a]	2,519,655
RealPage	17,426	[a]	1,087,382
RingCentral,Cl.A	17,655	[a]	1,644,563
SailPointTechnologiesHoldings	80,852		2,500,752
Shutterstock	83,105	[a,b]	4,574,099
SPSCommerce	15,317	[a]	1,505,202
Stamps.com	20,428	[a,b]	5,075,337
Talend, ADR	26,861	[a]	1,653,295
Trade Desk, Cl. A	43,524	[a]	6,175,185
Twilio, Cl. A	18,366	[a]	1,481,402
Tyler Technologies	13,011	[a]	3,213,066
Ultimate Software Group	6,586	[a]	2,039,487
VerintSystems	29,005	[a]	1,408,193
Virtusa	23,213	[a]	1,352,389
WNS Holdings, ADR	89,678	[a]	4,648,011
Workiva	21,839	[a]	804,767
Yelp	31,896	[a,b]	1,502,940
Yext	97,811	[a,b]	2,431,581
Zendesk	20,565	[a]	1,416,723
			160,579,775
Technology Hardware & Equipment - 2.7%
3DSystems	63,029	[a,b]	1,282,640
CalAmp	83,768	[a]	1,968,548
Ciena	47,539	[a]	1,501,282
Comtech Telecommunications	41,626		1,492,292
Control4	37,950	[a]	1,229,960
Cray	62,732	[a,b]	1,361,284
Electronics For Imaging	38,718	[a]	1,346,999
ePlus	21,968	[a]	2,276,983
II-VI	29,376	[a]	1,461,456
Knowles	69,384	[a,b]	1,257,932
Novanta	15,758	[a]	1,207,063
PureStorage	108,195	[a,b]	2,903,954
Radcom	33,259	[a]	608,640
USATechnologies	84,105	[a,b]	1,366,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value($)
Common Stocks - 96.0% (continued)
Technology Hardware & Equipment - 2.7% (continued)
ViaviSolutions		207,711	[a]	2,326,363
				23,592,102
Telecommunication Services - 1.7%
Boingo Wireless		277,130	[a]	9,167,460
IridiumCommunications		89,813	[a]	1,818,713
ORBCOMM		253,867	[a,b]	2,739,225
VonageHoldings		108,379	[a,b]	1,536,814
				15,262,212
Transportation - 2.1%
Allegiant Travel		18,870	[b]	2,571,037
EchoGlobalLogistics		148,555	[a]	4,932,026
Genesee&Wyoming,Cl.A		24,005	[a]	2,109,799
HubGroup,Cl.A		27,659	[a]	1,461,778
Marten Transport		155,870	[b]	3,436,933
Saia		13,856	[a]	1,098,088
SkyWest		43,408		2,834,542
				18,444,203
Utilities - .2%
American States Water Co		24,129	[b]	1,458,115
Total Common Stocks (cost$588,781,401)				852,174,384

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iSharesRussell2000ETF
(cost$5,692,580)		38,302		6,627,012
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .5%
Consumer Services - .5%
Cimpress
(cost$1,490,076)		30,457	[a,b]	4,263,980

Investment of Cash Collateral for Securities Loaned - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred
Government Money Market Fund,
InstitutionalShares
(cost$30,322,210)	1.88	30,322,210	[d]	30,322,210

Total Investments (cost$626,286,267)	100.6%	893,387,586
Liabilities, Less Cash and Receivables	(.6%)	(5,356,310)
Net Assets	100.0%	888,031,276

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $181,733,136 and the value of the collateral held by the fund was $184,230,626, consisting of cash collateral of $30,322,210 and U.S. Government & Agency securities valued at $153,908,416.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level1	Level2-Other
	Unadjusted	Significant	Level3Significant
	QuotedPrices	ObservableInputs	UnobservableInputs	Total
Assets ($)
InvestmentsinSecurities:
Equity Securities - Domestic
CommonStocks†	852,174,384	-	-	852,174,384
Equity Securities - Domestic
PreferredStocks†	4,263,980	-	-	4,263,980
Exchange-TradedFunds	6,627,012	-	-	6,627,012
RegisteredInvestmentCompany	30,322,210	-	-	30,322,210

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2018, accumulated net unrealized appreciation on investments was $267,101,319, consisting of $281,141,099 gross unrealized appreciation and $14,039,780 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)